Segment information (Tables)	12 Months Ended
Dec. 31, 2020
Segment information
Schedule of segments

			Nokia	Nokia	Group Common		Segment	Unallocated
EURm	Networks	(1)	Software	Technologies	and Other	Eliminations	total	items	(2)	Total
Continuing operations
2020
Net sales to external customers	16 847		2 656	1 388	963	–	21 854	(2)		21 852
Net sales to other segments	5		–	14	19	(38)	–	–		–
Depreciation and amortization	(557)		(81)	(32)	(55)	–	(725)	(407)		(1 132)
Goodwill impairment	–		–	–	–	–	–	(200)		(200)
Operating profit/(loss)	935		507	1 164	(525)	–	2 081	(1 196)		885
Share of results of associated companies and joint ventures	25		–	1	(4)	–	22	–		22
2019
Net sales to external customers	18 207		2 767	1 473	897	–	23 344	(29)		23 315
Net sales to other segments	2		–	14	55	(71)	–	–		–
Depreciation and amortization	(566)		(85)	(31)	(54)	–	(736)	(924)		(1 660)
Operating profit/(loss)	665		589	1 239	(490)	–	2 003	(1 518)		485
Share of results of associated companies and joint ventures	12		–	–	–	–	12	–		12
2018
Net sales to external customers	17 403		2 713	1 486	978	–	22 580	(17)		22 563
Net sales to other segments	1		–	15	47	(63)	–	–		–
Depreciation and amortization	(383)		(65)	(21)	(46)	–	(515)	(940)		(1 455)
Operating profit/(loss)	773		450	1 203	(246)	–	2 180	(2 239)		(59)
Share of results of associated companies and joint ventures	12		–	–	–	–	12	–		12

(1)   Includes Mobile Access net sales of EUR 10 630 million (EUR 11 655 million in 2019 and EUR 11 273 million in 2018), Fixed Access net sales of EUR 1 759 million (EUR 1 881 million in 2019 and EUR 1 980 million in 2018), IP Routing net sales of EUR 2 768 million (EUR 2 921 million in 2019 and EUR 2 545 million in 2018) and Optical Networks net sales of EUR 1 695 million (EUR 1 752 million in 2019 and EUR 1 606 million in 2018).

(2)   Comprises costs related to the acquisition of Alcatel-Lucent and related integration, goodwill impairment charges, intangible asset amortization and other purchase price fair value adjustments, restructuring and associated charges and certain other items.

Reconciliation of total segment operating profit to total operating profit/(loss)

EURm	2020	2019	2018
Total segment operating profit	2 081	2 003	2 180
Restructuring and associated charges	(651)	(502)	(321)
Amortization and depreciation of acquired intangible assets and property, plant and equipment	(407)	(924)	(940)
Impairment of assets, net of impairment reversals	(241)	(29)	(48)
Gain on defined benefit plan amendment	90	168	–
Transaction and related costs, including integration costs	11	(48)	(220)
Release of acquisition-related fair value adjustments to deferred revenue and inventory	(2)	(6)	(16)
Divestment of businesses	(2)	(2)	(39)
Product portfolio strategy costs	–	(163)	(583)
Operating model integration	–	(12)	–
Fair value changes of legacy IPR fund	–	–	(57)
Other	6	–	(15)
Total operating profit/(loss)	885	485	(59)

Schedule of geographic location information

Information by geographies

Net sales to external customers and non-current assets by country

	Net sales(1)			Non-current assets(2)
EURm	2020	2019	2018	2020	2019
Finland(3)	1 480	1 552	1 556	1 382	1 477
United States	6 751	6 609	6 204	4 843	5 505
France	1 444	1 229	1 179	1 857	1 997
India	944	1 348	1 629	170	178
China	906	1 506	1 754	346	400
Other	10 327	11 071	10 241	1 017	1 167
Total	21 852	23 315	22 563	9 615	10 724

(1)   Net sales to external customers by country are based on the location of the customer.

(2)   Consists of goodwill and other intangible assets, property, plant and equipment and right-of-use assets.

(3)   All Nokia Technologies IPR and licensing net sales are allocated to Finland.